Securities, 424I - Securities, 424I: 1	Mar. 19, 2026 USD ($)
Securities, 424I Table
Security Class Title	Common Units of Beneficial Interest
Aggregate Sales Price	$ 252,939,796.00
Aggregate Redeemed or Repurchased, FY	365,752,902.00
Aggregate Redeemed or Repurchased, Prior FY	1,646,573,135.84
Redemption Credits	(1,759,386,241.84)
Net Sales	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Fee Note	Pursuant to Rule 457(p) under the Securities Act, when registration fees become due under Rule 456(d), the registration fee for the Shares will be partially offset by the registration fee associated with unsold securities registered pursuant to (i) registration statement on Form S-3 (File No. 333-233475) filed by the Fund on August 27, 2019 (the "Prior Registration Statement"), (ii) a prospectus supplement filed by the Fund on February 11, 2021 pursuant to Rule 424(b)(3) ("Prospectus Supplement No. 4"), and (iii) a prospectus supplement filed by the Fund on May 20, 2021 pursuant to Rule 424(b)(3)("Prospectus Supplement No. 5"). A registration fee of (i) $182,763.93 was paid in connection with the registration pursuant to the Prior Registration Statement of 94,400,000 Shares, (ii) $165,613.80 was paid in connection with the registration pursuant to the Prospectus Supplement No. 4 of 100,000,000 Shares, and (iii) $495,586.75 was paid in connection with the registration pursuant to the Prospectus Supplement No. 5 of 250,000,000 Shares, of which 332,900,000 remain unsold as of August 25, 2021 and for which a filing fee of $628,896.18 was previously paid with respect to the unsold shares. As a result, the following amount (which reflects reductions for any amounts used to offset fees owed in prior years) will be applied to partially offset filing fees due under Rule 456(d) as they become due.